Business Combination - 2015 Acquisitions, Other Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)
Business Combination
Gain on deemed disposal of equity method investments		$ 1,376	¥ 9,551	¥ 224,148
Acquisition consideration payable				87,766	¥ 50,697
2015 Acquisitions of Network Partners
Business Combination
Gain on deemed disposal of equity method investments	¥ 224,148			¥ 224,148
Percentage of fair value of equity interest at acquisition date	100.00%
Number of non-contingent shares not issued | shares				13,226,525
Non-contingent shares recorded as additional paid-in capital				¥ 643,338